Disclosures about The Temporary Exemption From IFRS 9 - Summary of Credit Risk Exposure for Financial Assets with Contractual Terms that Give Rise on SPPI (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	¥ 2,439,186	¥ 1,937,416
Domestic [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	2,434,340	1,933,543
Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	4,846	3,873
Rating not required [member] | Domestic [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	832,127	719,142
AAA credit rating [member] | Domestic [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	1,592,582	1,207,034
AA plus credit rating [member] | Domestic [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	6,551	4,197
AA credit rating [member] | Domestic [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	80	170
AA minus credit rating [member] | Domestic [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	3,000	3,000
A Plus Credit Rating [Member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	427	25
A credit rating [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	4,331	3,654
A minus credit rating [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	13	45
BBB plus credit rating [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	¥ 75	112
BBB minus credit rating [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]		13
Not rated [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]		¥ 24

[1]	For financial assets measured at amortised cost, the carrying amount before adjusting impairment allowance is disclosed here.
[2]	Mainly including government bonds and policy financial bonds.